LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER ORDINARY SHARE
Schedule of basic loss per share

	Year Ended December 31,
	2022	2021	2020
Loss (U.S. dollars in thousands)	71,669	97,744	76,173
Weighted average number of ordinary shares outstanding during the period (in thousands)	619,299	465,273	364,276
Basic loss per share (U.S. dollars)	0.12	0.21	0.21